Note 15 - Preferred Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended		37 Months Ended
		Aug. 31, 2015	Nov. 30, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]							$ 0.33
Preferred Stock, Shares Outstanding								0	0
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01
Platinum Management New York LLC [Member] | Minimum [Member]
Common Stock Distribution or Issuance Effective Price		$ 1.35
Platinum [Member] | Common Stock [Member]
Conversion of Stock, Shares Issued					14,459,940	5,682,933
Platinum Partners Value Arbitrage Fund [Member] | Common Stock [Member]
Stock Repurchased During Period, Shares			4,499,520
Series LL Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01
Series LL Warrants [Member] | Platinum Management New York LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		14,777,130
Preferred Stock, Liquidation Preference, Value		$ 0
Gain (Loss) from Exchange of Warrants		$ 0
Platinum-Montaur Life Sciences LLC Litigation [Member]
Stock for Stock Conversion Number of Shares Converted				2,364.9
Number of Common Shares Underlying Series B Preferred Stock				7,733,223
Shares Conversion, Number of Common Stock Equivalent to Each Preferred Stock				3,270
Platinum-Montaur Life Sciences LLC Litigation [Member] | Series X Warrants And Series AA Warrants [Member]
Number of Common Shares Underlying Series B Preferred Stock							7,733,223
Series B Preferred Stock [Member]
Stock for Stock Conversion Number of Shares Converted							2,364.9
Preferred Stock, Shares Outstanding		0
Series B Preferred Stock [Member] | Platinum Management New York LLC [Member]
Preferred Stock Exchanged for Warrants During Period, Shares		4,519
Class of Warrant or Right, Outstanding Term		20 years
Shares Conversion, Number of Common Stock Equivalent to Each Preferred Stock		3,270
Warrant Issued Upon Exchange of Preferred Stock		14,777,130
Series B Preferred Stock [Member] | Platinum [Member]
Conversion of Stock, Shares Converted					4,422	1,737.9
Series B Preferred Stock [Member] | Platinum Partners Value Arbitrage Fund [Member]
Stock Issued During Period, Shares, New Issues			1,376

[1]	Weighted average exercise price.